Share-Based Compensation	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Share-Based Compensation
13. Share-Based Compensation
General.
In September
2019, and as amended in 2021, Lionsgate shareholders approved the Lions Gate Entertainment Corp. 2019 Performance Incentive Plan (the “2019 Lionsgate Plan”) previously adopted by Lionsgate’s Board of Directors (the “Lionsgate Board”). Certain Company employees were granted stock options, restricted share units or share appreciation rights under the 2019 Lionsgate Plan.
The following disclosures of unit data are based on grants related directly to Company employees and Lionsgate corporate and shared employees, and exclude unit data related to employees of the Starz Business. The amounts presented are not necessarily indicative of future awards and do not necessarily reflect the results that the Company would have experienced as a standalone company for the periods presented.
Stock options are generally granted at exercise prices equal to or exceeding the market price of shares of existing Lionsgate common stock at the date of grant. Substantially all stock options vest ratably over one
 to
five
from the grant date based on continuous service and expire
seven
to
ten
years from the date of grant. Restricted stock and restricted share units generally vest ratably over one
to
three years
based on continuous service. Lionsgate satisfies stock option exercises and vesting of restricted stock and restricted share units with newly issued shares.

The measurement of all share-based awards uses a fair value method and the recognition of the related share-based compensation expense in the combined financial statements is recorded over the requisite service period. Further, Lionsgate estimates forfeitures for share-based awards that are not expected to vest. As share-based compensation expense allocated to the Company and recognized in the Company’s combined financial statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.
Share-Based Compensation Expense.
The Company recognized the following share-based compensation expense during the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Compensation Expense:
Stock options	$1.7	$2.3	$9.6
Restricted share units and other share-based compensation	37.7	39.3	38.6
Share appreciation rights	0.4	0.9	2.4

Total Studio employee share-based compensation expense	39.8	42.5	50.6
Corporate allocation of share-based compensation	15.0	26.7	19.6

	54.8	69.2	70.2
Impact of accelerated vesting on equity awards (1)	7.7	4.2	—

Total share-based compensation expense	62.5	73.4	70.2

Tax impact (2)	(15.1)	(17.8)	(16.7)

Reduction in net income	$47.4	$55.6	$53.5

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
(2)	Represents the income tax benefit recognized in the statements of operations for share-based compensation arrangements prior to the effects of changes in the valuation allowance.
Share-based compensation expense, by expense category, consisted of the following:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Share-Based Compensation Expense:
General and administration	$54.8	$69.2	$70.2
Restructuring and other	7.7	4.2	—

	$62.5	$73.4	$70.2

Stock Options
The following table sets forth the stock option, and share appreciation rights (“SARs”) activity on grants related directly to the Company employees and Lionsgate corporate and shared service employees during the year ended March 31, 2024:

	Stock Options and SARs
	Existing Class A Common Stock					Existing Class B Common Stock
	Number of Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (2)	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (2)
	(Amounts in millions, except for weighted-average exercise price and years)
Outstanding at March 31, 2023	4.3		$26.35			19.0	$15.50
Granted	—		$—			0.3	$8.88
Exercised	—	(1)	$7.70			(0.1)	$7.11
Forfeited or expired	(1.9)		$30.81			(2.1)	$27.72

Outstanding at March 31, 2024	2.4		$22.96	2.51	$0.1	17.1	$13.92	5.12	$5.9

Vested or expected to vest at March 31, 2024	2.4		$22.96	2.51	$0.1	17.0	$13.94	5.11	$5.9

Exercisable at March 31, 2024	2.4		$22.96	2.51	$0.1	16.4	$14.16	4.96	$5.6

(1)	Represents less than 0.1 million shares.
(2)	The intrinsic value is calculated for each in the money stock option and SAR as the difference between the closing price of Lionsgate’s common stock on March 31, 2024 and the exercise price.
The fair value of each option award is estimated on the date of grant using a closed-form option valuation model (Black-Scholes). The following table presents the weighted average grant-date fair value of options granted in the years ended March 31, 2024, 2023 and 2022, and the weighted average applicable assumptions used in the Black-Scholes option-pricing model for stock options and share-appreciation rights granted during the years then ended:

	Year Ended March 31,
	2024	2023	2022
Weighted average fair value of grants	$4.63	$4.56	$6.16
Weighted average assumptions:
Risk-free interest rate (1)	4.3% - 4.5%	2.8% - 3.7%	1.1% - 2.45%
Expected option lives (in years) (2)	3.3 - 7 years	3.5 - 7 years	3.3 - 7 years
Expected volatility for options (3)	46% - 47%	44%	42% - 44%
Expected dividend yield (4)	0%	0%	0%

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.
(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.

(3)	Expected volatilities are based on implied volatilities from traded options on Lionsgate’s shares, historical volatility of Lionsgate’s shares and other factors.
(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of Lionsgate’s shares at the date of grant.
The total intrinsic value (based on Lionsgate’s share price) of options exercised during the year ended March 31, 2024 was $0.2 million (2023— $1.1 million, 2022— $2.1 million ).
During the year ended March 31, 2024, less than 0.1 million shares (2023 and 2022— less than 0.1 million shares) were cancelled to fund withholding tax obligations upon exercise of options.
Restricted Share
Units
The following table sets forth the restricted share unit and restricted stock activity on grants related directly to Company employees and Lionsgate corporate and shared service employees during the year ended March 31, 2024:

	Restricted Share Units and Restricted Stock
	Existing Class A Common Stock		Weighted- Average Grant- Date Fair Value	Existing Class B Common Stock	Weighted- Average Grant- Date Fair Value
	(Amounts in millions, except for weighted-average grant date fair value)
Outstanding at March 31, 2023	—	(1)	$10.95	10.8	$9.90
Granted	0.1		$8.87	6.3	$8.22
Vested	—	(1)	$10.89	(7.0)	$9.37
Forfeited	—		$—	(0.3)	$8.64

Outstanding at March 31, 2024	0.1		$9.27	9.8	$8.93

(1)	Represents less than 0.1 million shares.
The fair values of restricted share units and restricted stock are determined based on the market value of the shares on the date of grant. The total fair value of restricted share units and restricted stock vested during the year ended March 31, 2024 was $67.5 million (2023 - $40.0 million, 2022 - $51.0 million).
The following table summarizes the total remaining unrecognized compensation cost as of March 31, 2024 related to non-vested
stock options and restricted stock and restricted share units and the weighted average remaining years over which the cost will be recognized:

	Total Unrecognized Compensation Cost	Weighted Average Remaining Years
	(Amounts in millions)
Stock Options	$2.3	1.5
Restricted Share Units and Restricted Stock	40.5	1.6

Total (1)	$42.8

(1)	Represents remaining unrecognized compensation cost related to the Company’s employees and an allocation of compensation costs for Lionsgate corporate and shared service employees.
Under Lionsgate’s stock option and long term incentive plans, Lionsgate withholds shares to satisfy minimum statutory federal, state and local tax withholding obligations arising from the vesting of restricted share units and restricted stock. During the year ended March 31, 2024, 3.0 million shares (2023 — 1.5 million shares, 2022—1.8 million shares) were withheld upon the vesting of restricted share units and restricted stock.

Lionsgate, and hence the Company, becomes entitled to an income tax deduction in an amount equal to the taxable income reported by the holders
of the stock options and restricted share units when vesting or exercise occurs, the restrictions are released and the shares are issued. Restricted share units are forfeited if the employees are terminated prior to vesting.
The Company recognized excess tax deficiencies of $7.4 million associated with its equity awards in its tax provision for the year ended March 31, 2024 (2023— benefits of $8.7 million, 2022 — deficiencies of $12.7 million).
Other Share-Based Compensation
Pursuant to the terms of certain employment agreements, during the year ended March 31, 2024, Lionsgate granted the equivalent of $2.3 million (2023 - $2.3 million, 2022 - $2.3 million) in shares to certain Company employees through the term of their employment contracts, which were recorded as compensation expense in the applicable period. Pursuant to this arrangement, for the year ended March 31, 2024, Lionsgate issued 0.2 million shares (2023 - 0.3 million shares, 2022-0.1 million shares), net of shares withheld to satisfy minimum tax withholding obligations.

Starz Business of Lions Gate Entertainment Corp
Share-Based Compensation
8. Share-based Compensation
The Starz Business recognized the following share-based compensation expense:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Compensation Expense:
Restricted share units	$4.5	$2.6
Corporate allocation of share-based compensation	0.7	1.4

Total share-based compensation expense (1)	$5.2	$4.0

(1)	Included in net earnings (loss) from discontinued operations for the three months ended June 30, 2024 was share-based compensation expense of $0.3 million (2023 — $0.3 million).
Share-based compensation expense from continuing operations, by expense category, consisted of the following:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Share-Based Compensation Expense:
Direct operating	$0.6	$0.4
Distribution and marketing	0.2	0.2
General and administration	4.4	3.4

	$5.2	$4.0

The following table sets forth the stock option, share appreciation rights (“SARS”) and restricted share unit activity during three months ended June 30, 2024:

	Stock Options and SARs			Restricted Share Units
	Lionsgate Class B Non-Voting Shares			Lionsgate Class B Non-Voting Shares
	Number of Shares		Weighted -Average Exercise Price	Number of Shares		Weighted- Average Grant-Date Fair Value
	(Number of shares in millions)
Outstanding at March 31, 2024	1.3		$11.14	3.4		$8.62
Granted	—		$—	—	(1)	$7.96
Options exercised or RSUs vested	—	(1)	$7.13	(0.1)		$8.75
Forfeited or expired	—		$—	—	(1)	$5.69

Outstanding at June 30, 2024	1.3		$11.14	3.3		$8.62

(1)	Represents less than 0.1 million shares.

11. Share-based Compensation
General.
In September 2019, and as amended in 2021, Lionsgate shareholders approved the Lions Gate Entertainment Corp. 2019 Performance Incentive Plan (the “2019 Lionsgate Plan”) previously adopted by Lionsgate’s Board of Directors (the “Lionsgate Board”). Certain Starz Business employees were granted stock options, restricted share units or share appreciation rights under the 2019 Lionsgate Plan.

The following disclosures of unit data are based on grants related directly to Starz Business employees, and exclude unit data related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses. The amounts presented are not necessarily indicative of future awards and do not necessarily reflect the results that the Starz Business would have experienced as a standalone company for the periods presented.
Stock options are generally granted at exercise prices equal to or exceeding the market price of Lionsgate’s common shares at the date of grant. Substantially all stock options vest ratably over one
 to four years from the grant date based on continuous service and expire seven
to ten years from the date of grant. Restricted share units generally vest ratably over one
to three years based on continuous service. Lionsgate satisfies stock option exercises and vesting of restricted share units with newly issued shares.
The measurement of all share-based awards uses a fair value method and the recognition of the related share-based compensation expense in the combined financial statements is recorded over the requisite service period. Further, Lionsgate estimates forfeitures for share-based awards that are not expected to vest. As share-based compensation expense allocated to the Starz Business and recognized in the Starz Business’s combined financial statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.
Share-Based Compensation Expense.
The Starz Business recognized the following share-based compensation expense:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Compensation Expense:
Stock options	$—	$0.4	$2.2
Restricted share units	17.6	15.7	16.9
Share appreciation rights	—	(0.1)	1.1

Total Starz employee share-based compensation expense	17.6	16.0	20.2
Corporate allocation of share-based compensation	5.6	9.7	7.8

	23.2	25.7	28.0
Impact of accelerated vesting on equity awards (1)	1.4	—	—

Total share-based compensation expense (2)	$24.6	$25.7	$28.0
Tax impact (3)	(5.9)	(6.2)	(6.7)

Increase in net loss	$18.7	$19.5	$21.3

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
(2)
Included in net earnings (loss) from discontinued operations for the year ended March 31, 2024 was share-based compensation expense of $1.8 million (including $0.4 million related to accelerated vesting on equity awards) (2023 — $
3.0 million, 2022 — $1.9 million).

(3)	Represents the income tax benefit recognized in the statements of operations for share-based compensation arrangements.

Share-based compensation expense from continuing operations, by expense category, consisted of the following:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Share-Based Compensation Expense:
Direct operating	$2.7	$1.6	$1.2
Distribution and marketing	0.8	0.7	0.5
General and administration	19.7	23.4	26.3
Restructuring and other	1.4	—	—

	$24.6	$25.7	$28.0

Stock Options
The following table sets forth the stock option and share appreciation rights (“SARs”) activity on grants related directly to the Starz Business’s employees during the year ended March 31, 2024:

	Stock Options and SARs
	Lionsgate Class B Non-Voting Shares
	Number of Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (2)
	(Amounts in millions, except for weighted-average exercise price and years)
Outstanding at March 31, 2023	1.5		$11.89
Granted	—		—
Exercised	—	(1)	$7.13
Forfeited or expired	(0.2)		$15.56

Outstanding at March 31, 2024	1.3		$11.14	4.78	$0.4

Vested or expected to vest at March 31, 2024	1.3		$11.14	4.78	$0.4

Exercisable at March 31, 2024	1.3		$11.14	4.78	$0.4

(1)	Represents less than 0.1 million shares.
(2)	The intrinsic value is calculated for each in-the-money stock option and SAR as the difference between the closing price of Lionsgate’s common stock on March 31, 2024 and the exercise price.

The fair value of each option award is estimated on the date of grant using a closed-form option valuation model (Black-Scholes). The following table presents the weighted average grant-date fair value of options granted in the year ended March 31, 2022 and the weighted average applicable assumptions used in the Black-Scholes option-pricing model for stock options and share-appreciation rights granted during the years then ended (no options or share-appreciation rights granted in the years ended March 31, 2024 or 2023):

Year Ended March 31,
2022
Weighted average fair value of grants	$8.16
Weighted average assumptions:
Risk-free interest rate (1)	0.8%
Expected option lives (in years) (2)	3.5 years
Expected volatility for options (3)	42%
Expected dividend yield (4)	0%

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.
(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.
(3)	Expected volatilities are based on implied volatilities from traded options on Lionsgate’s shares, historical volatility of Lionsgate’s shares and other factors.
(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of the Lionsgate’s shares at the date of grant.
The total intrinsic value (based on Lionsgate’s share price) of options exercised during the year ended March 31, 2024 was less than $0.1 million (2023 — $0.1 million, 2022 — $0.2 million).
Restricted Share Units
The following table sets forth the restricted share unit activity on grants related directly to Starz Business employees during the year ended March 31, 2024:

	Restricted Share Units
	Lionsgate Class B Non-Voting Shares	Weighted- Average Grant- Date Fair Value
	(Amounts in millions, except for weighted-average grant date fair value)
Outstanding at March 31, 2023	3.2	$9.46
Granted	3.1	$8.16
Vested	(2.4)	$9.23
Forfeited	(0.5)	$8.49

Outstanding at March 31, 2024	3.4	$8.62

The fair values of restricted share units are determined based on the market value of the shares on the date of grant. The total fair value of restricted share units vested during the year ended March 31, 2024 was $22.0 million (2023 - $16.7 million, 2022 - $16.8 million).

The following table summarizes the total remaining unrecognized compensation cost as of March 31, 2024 related to non-vested
restricted share units and the weighted average remaining years over which the cost will be recognized. As of March 31, 2024, there was no remaining unrecognized compensation cost related to non-vested
stock options.

	Total Unrecognized Compensation Cost	Weighted Average Remaining Years
	(Amounts in millions)
Restricted Share Units	$14.0	1.3

Under Lionsgate’s stock option and long term incentive plans, Lionsgate withholds shares to satisfy minimum statutory federal, state and local tax withholding obligations arising from the vesting of restricted share units. During the year ended March 31, 2024, 0.9 million shares (2023 — 0.7 million shares, 2022 — 0.5 million shares) were withheld upon the vesting of restricted share units.
Lionsgate, and hence the Starz Business, becomes entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the stock options and restricted share units when vesting or exercise occurs, the restrictions are released and the shares are issued. Restricted share units are forfeited if the employees are terminated prior to vesting.
The Starz Business recognized excess tax deficiencies of $4.6 million associated with its equity awards in its tax provision for the year ended March 31, 2024 (2023 — deficiencies of $2.6 million, 2022 — benefits of $3.0 million).